Transactions with Related Parties (Parenthetical) (Detail) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Jun. 30, 2013	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Transactions with Third Party [Line Items]
Management fee paid for termination of consulting agreement						$ (16,718,000)
Rent and other fees	1,636,000	[1],[2]	2,725,000	[1],[2]		31,708,000	[1],[2]	8,547,000	[1],[2]	11,319,000	[3]	11,841,000	[3]
Selling general and administrative expense	8,779,000		7,295,000			29,780,000		24,759,000		31,686,000		33,339,000
Non operating expense	(5,703,000)		(14,363,000)			(107,464,000)		(48,676,000)		(61,938,000)		(67,528,000)
Settlement agreement payment												1,700,000	[4]
Popular
Transactions with Third Party [Line Items]
Total revenues from Popular	46.00%		43.00%			46.00%		44.00%		44.00%		46.00%
Rent and other fees					5,900,000
Service agreement with affiliates, period										15 years		15 years
Settlement agreement payment												1,700,000
Related Party Transactions
Transactions with Third Party [Line Items]
Revenues generated from investees accounted for under equity method	600,000		900,000			2,300,000		2,600,000		3,700,000		2,500,000
Management fees paid to equity sponsors			900,000			20,200,000		2,900,000		3,700,000		3,200,000
Selling general and administrative expense	1,600,000		2,700,000			9,100,000		8,500,000
Non operating expense						$ 22,600,000

[1]	Includes management fees to equity sponsors amounting to $20.2 million for the nine months ended September 30, 2013, compared to $0.9 million and $2.9 million for the three and nine months ended September 30, 2012. Management fees paid during 2013 includes $16.7 million resulting from the termination of the consulting agreements as explained below. Rent and other fees also includes $5.9 million paid to Popular in connection with the redemption premium on the senior notes during the first half of 2013.
[2]	Includes $1.6 million, $2.7 million, $9.1 million and $8.5 million recorded as selling, general and administrative expenses for each of the periods presented above, and $22.6 million recorded as non-operating expenses for the nine months ended September 30, 2013 in the unaudited consolidated statement of income (loss) and comprehensive income (loss).
[3]	Includes management fees paid to stockholders amounting to $3.7 million and $3.2 million for the years ended December 31, 2012 and 2011, respectively.
[4]	On December 31, 2011, EVERTEC, LLC entered into a ("Settlement Agreement") with Popular in order to settle any claims among the parties related to the Closing Statement or the Working Capital True-Up Amount. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.